Significant Accounting Policies - Summary of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 Anniversaries
Mexican peso [Member]
Disclosure of foreign exchange rates [line items]
Closing	20.50	19.8900	18.9200
Average	20.4266	21.5766	19.3500
Euro [member]
Disclosure of foreign exchange rates [line items]
Closing	0.8789	0.8183	0.8917
Average	0.8467	0.8736	0.8941
British Pound Sterling [member]
Disclosure of foreign exchange rates [line items]
Closing	0.7395	0.7313	0.7550
Average	0.7262	0.7758	0.7831
Colombian Peso [member]
Disclosure of foreign exchange rates [line items]
Closing	3,981	3,433	3,277
Average	3,783	3,730	3,300